DISCONTINUED OPERATIONS - Discontinued operations and real estate business (Details) (USD $)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended	20 Months Ended	29 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Accounting Policies [Abstract]
Revenues - real estate				$ 1,270,916		$ 724,090
Cost of sales				(1,064,320)		(576,126)
Gross profit				206,596		147,964
Operating and other non-operating expenses	(1,302,620)	(30,656)	(99,474)	(91,343)	(1,329,925)	(1,558,635)
Loss from discontinued operations	$ 145,207	$ (96,921)	$ (99,474)	$ 263,460	$ (1,426,846)	$ (1,410,671)	$ (1,510,145)	$ (1,246,685)